UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

The Paul Revere Variable Annuity Contract Accumulation Fund

September 30, 2004

		Series Q (Qualified)				Series N (Non-Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks

Aerospace / Defense
Lockheed Martin Corporation	2,600	$133,766	$145,028	1.63%	460	$23,841	$25,659	1.75%

Agriculture
Monsanto Company	1,500	53,030	54,630	0.61%	280	9,851	10,198	0.70%

Apparel
NIKE, Inc. Class B	1,100	74,089	86,680		180	12,165	14,184
Reebok International Ltd.	1,800	65,431	66,096		280	10,182	10,282

		139,520	152,776	1.71%		22,347	24,466	1.67%

Beverages
PepsiCo, Inc.	2,790	124,690	135,734	1.52%	420	19,081	20,433	1.39%

Broadcasting & Media
Clear Channel Communications, Inc. *	2,060	82,124	64,210		370	15,505	11,533
Comcast Corporation Class A *	4,700	145,942	132,728		830	26,217	23,439
Getty Images, Inc. *	1,200	69,148	66,360		180	10,562	9,954
Time Warner, Inc.	6,900	116,004	111,366		1,150	19,310	18,561
Univision Communications, Inc.	1,400	45,384	44,254		180	5,799	5,690
Viacom, Inc. Class B *	3,110	124,587	104,372		556	22,923	18,659

		583,189	523,290	5.86%		100,316	87,836	6.00%

Business Services
Career Education Corporation *	1,200	55,373	34,116	0.38%	200	9,526	5,686	0.39%

Computer – Systems & Services
Akamai Technologies, Inc. *	3,700	55,875	51,985		650	9,812	9,133
Dell, Inc. *	6,330	189,323	225,348		1,000	31,960	35,600
eBay, Inc. *	1,800	109,197	165,492		280	18,252	25,743
EMC Corporation	5,600	62,812	64,624		930	10,425	10,732
Fiserv, Inc. *	2,200	84,602	76,692		370	14,230	12,898
International Business Machines Corporation	2,680	221,878	229,783		450	37,130	38,583
Microsoft Corporation	15,180	401,283	419,727		2,500	66,277	69,126
Network Appliance, Inc. *	3,600	81,299	82,800		560	12,653	12,880
Oracle Corporation *	3,840	41,136	43,315		600	6,498	6,768
Qualcomm, Inc.	2,100	76,217	81,984		370	13,284	14,445
Red Hat, Inc. *	4,600	87,478	56,304		740	14,444	9,058
Symantec Corporation *	3,900	176,207	214,032		650	28,916	35,672
VERITAS Software Corporation *	5,665	157,232	100,837		940	24,392	16,732
Yahoo!, Inc. *	4,800	134,551	162,768		830	23,334	28,145

		1,879,090	1,975,691	22.12%		311,607	325,515	22.22%

Consumer Goods & Services
Colgate-Palmolive Company	900	49,556	40,662		180	9,928	8,132
Proctor & Gamble	2,800	152,386	151,536		460	25,063	24,895

		201,942	192,198	2.15%		34,991	33,027	2.25%

See accompanying notes to financial statements.

Schedule of Investments (Unaudited)

The Paul Revere Variable Annuity Contract Accumulation Fund

September 30, 2004

		Series Q (Qualified)				Series N (Non- Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Electrical Equipment
Cooper Industries, LTD	1,100	63,148	64,900		180	10,178	10,620
General Electric Company	3,493	106,923	117,294		570	17,436	19,141

		170,071	182,194	2.04%		27,614	29,761	2.03%

Electronics
Amphenol Corporation	2,700	81,386	92,502		460	13,859	15,760
Emerson Electric Company	1,600	98,564	99,024		280	17,128	17,329
Research in Motion	600	37,404	45,804		100	6,234	7,634
Waters Corporation	2,800	113,261	123,480		460	18,953	20,286

		330,615	360,810	4.04%		56,174	61,009	4.16%

Energy
Air Products and Chemicals	1,500	81,508	81,570		280	15,042	15,226
BJ Services Company	1,800	86,958	94,338		280	13,413	14,675

		168,466	175,908	1.97%		28,454	29,901	2.04%

Financial Institutions
American Express Company	2,900	135,446	149,234		460	22,393	23,672
Citigroup, Inc.	3,624	149,878	159,891		556	23,692	24,531
Goldman Sachs Group, Inc.	410	31,092	38,228		80	6,679	7,459
MBNA Corporation	2,100	51,102	59,920		370	9,064	9,324

		367,519	400,273	4.48%		61,828	64,986	4.44%

Insurance
American International Group, Inc.	3,000	183,701	203,970		460	28,243	31,275
Hartford Financial Services Group, Inc.	1,200	78,609	74,316		180	11,813	11,147

		262,310	278,286	3.12%		40,056	42,422	2.90%

Leisure & Tourism
Carnival Corporation	3,500	157,458	165,515		560	25,227	26,482
Harley-Davidson, Inc.	900	51,874	53,496		180	10,375	10,699
Starwood Hotels and Resorts	1,000	42,625	46,420		180	7,734	8,356

		251,957	264,531	2.97%		43,366	45,534	3.11%

Manufacturing
Parker Hannifin Corporation	1,300	75,022	76,518	0.86%	180	10,409	10,595	0.72%

Medical & Health Products
Abbott Laboratories	5,000	202,023	211,800		830	33,806	35,159
Amgen, Inc. *	2,480	134,573	140,566		420	23,351	23,806
C. R. Bard, Inc.	2,100	116,223	118,923		370	20,609	20,953
Celgene Corporation *	800	45,845	46,584		100	5,698	5,823
Eli Lilly and Company	1,800	128,664	108,090		280	19,904	16,814
Fisher Scientific International	1,500	86,185	87,495		280	16,209	16,332
Genentech, Inc. *	2,500	102,672	131,050		410	16,591	21,492
Genzyme Corp. *	3,600	175,073	195,876		650	31,887	35,367
Gilead Sciences, Inc. *	5,800	170,925	216,804		930	27,052	34,763
Johnson & Johnson	6,460	346,722	363,892		1,070	57,060	60,274
Medtronic, Inc.	4,150	198,130	215,385		720	35,194	37,368
Pfizer, Inc.	8,460	268,933	258,876		1,430	46,210	43,758
Wyeth	5,600	228,986	209,440		930	37,787	34,782

		2,204,953	2,304,781	25.81%		371,358	386,691	26.40%

See accompanying notes to financial statements.

Schedule of Investments (Unaudited)

The Paul Revere Variable Annuity Contract Accumulation Fund

September 30, 2004

		Series Q (Qualified)				Series N (Non-Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Semiconductors
Analog Devices, Inc.	2,570	88,921	99,665		390	12,714	15,124
Intel Corporation	3,780	103,417	75,827		670	18,290	13,440
Linear Technology Corporation	1,310	42,793	47,474		230	7,663	8,335
Maximum Integrated Products	1,040	45,113	43,982		170	6,557	7,189
Texas Instruments, Inc.	3,330	88,233	70,862		550	14,994	11,704

		368,477	337,810	3.78%		60,219	55,792	3.81%

Stores
Best Buy Company, Inc.	2,300	122,652	124,752		370	19,688	20,069
CVS Corporation	1,600	61,578	67,408		280	10,817	11,796
Kohl’s Corporation *	3,570	184,508	172,038		610	30,666	29,396
Lowe’s Companies, Inc.	1,900	103,394	103,265		280	15,332	15,218
Pacific Sunwear of California *	600	12,334	12,630		200	4,522	4,210
Petsmart, Inc.	2,300	63,643	65,297		370	10,315	10,504
Target Corporation	3,030	116,404	137,108		460	18,280	20,815

		664,513	682,498	7.64%		109,620	112,008	7.65%

Telecommunications
Adtran, Inc.	1,900	57,876	43,092		280	8,686	6,350
Andrew Corporation *	4,100	68,980	50,184		650	10,945	7,956
Cisco Systems, Inc. *	15,140	405,436	274,034		2,530	61,157	45,793

		532,291	367,310	4.11%		80,788	60,009	4.10%

Transportation
FedEx Corporation	1,300	98,182	111,397	1.25%	180	13,736	15,424	1.05%

Total Common Stocks		8,664,966	8,756,680	98.05%		1,435,154	1,447,045	98.78%

Short-Term Investment

Federal Home Loan Banks 1.65% due 10/01/04	215,000	214,990	214,990	2.40%

Total Investments		$8,879,956	8,971,670	100.45%		$1,435,154	1,447,045	98.78%

Other Assets Less Liabilities			(40,403)	(0.45%)			17,925	1.22%

Total Net Assets			$8,931,267	100.00%			$1,464,970	100.00%

* Non – income producing security

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

The Paul Revere Variable Annuity Contract Accumulation Fund

September 30, 2004

1.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at September 30, 2004, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

2.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity

Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 29, 2004.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: November 29, 2004.